Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Components of (Loss) Income Before Income Tax

The components of (loss) income before income tax are as follows:

Year ended December 31,	2023	2024	2025
	(’000)	(’000)	(’000)
PRC, excluding Hong Kong	$(10,588)	$(6,079)	$10,425
Hong Kong and other jurisdictions	(39,387)	50,269	(9,949)
	$(49,975)	$44,190	$476

Summary of Income Tax Credit (Expense)

The income tax benefit/(expense) for the years ended December 31, 2023, 2024 and 2025 comprise the following:

December 31,	2023	2024	2025
	(’000)	(’000)	(’000)
Deferred income tax benefit (expense)	$949	$(15,040)	$4,099
Current tax expense	(1,422)	(4)	(4,465)
Total	$(473)	$(15,044)	$(366)

Summary of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets as of December 31, 2024 and 2025 are attributable to the following:

December 31,	2024	2025
	(’000)	(’000)
Operating losses	$11,023	$14,734
Total deferred tax assets	11,023	14,734
Less: valuation allowance	(8,909)	(9,045)
Net deferred tax assets	$2,114	$5,689

The Company’s deferred tax liabilities as of December 31, 2024 and 2025 are attributable to the following:

December 31,	2024	2025
	(’000)	(’000)
Sales type lease income	$14,929	$15,409
Operating lease income	$1,029	$442
Taxable temporary differences arising from long-lived assets	$384	$226
Net deferred tax liabilities	$16,342	$16,077

Summary of Movement of Deferred Tax Assets Valuation Allowance

Movement of valuation allowance:

December 31,	2023	2024	2025
	(’000)	(’000)	(’000)
At beginning of the year	$14,156	$10,937	$8,909
Current year addition (deduction)	1,042	1,700	7,225
Recognized deferred tax asset	(669)	(1,076)	(3,575)
Utilized during the year	(921)	(805)	(184)
Expired tax loss	(1,907)	(1,558)	(3,572)
Exchange difference	(764)	(289)	242
At end of the year	$10,937	$8,909	$9,045

Summary of Reconciliation of Income Tax Expense

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income (loss) before income taxes in the consolidated statements of comprehensive income (loss) is as follows:

Year ended December 31,	2023	2024	2025
	(’000)	(’000)	(’000)
(Loss) income before income taxes	$(49,975)	$44,190	$476
PRC tax rate	25%	25%	25%
Tax benefit (tax expense) at PRC tax rate on income (loss) before income tax	$12,494	$(11,048)	$(119)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(5)	9	32
Change in valuation allowance	(373)	(624)	(3,650)
Tax benefit (tax expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible and non-taxable items	(14,475)	(5,029)	3,162
Others	1,886	1,648	209
Income tax benefit (expense)	$(473)	$(15,044)	$(366)